CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net (loss)/income	$ (320.5)	$ 235.6	$ 181.7
Depreciation and amortization	212.2	188.0	162.8
Amortization of deferred loan charges	8.4	6.2	5.2
Loss on impairment	480.6	0	0
Amortization of mobilization revenue	(14.3)	(16.8)	(10.7)
Amortization of mobilization cost	0	7.1	0
Amortization of deferred revenue	(9.5)	(11.9)	(1.6)
Amortization of tax assets	9.1	9.1	9.1
Proceeds from mobilization fees	24.0	52.5	24.0
Payments for long-term maintenance	(155.4)	(96.4)	(49.6)
Unrealized loss/(gain) related to derivative financial instruments	53.7	(13.0)	12.2
Unrealized foreign exchange gain on long-term interest bearing debt	(43.0)	(9.7)	0
Share based payments expense	0.8	0.5	0.8
Deferred income tax expense	12.0	20.0	8.4
Gain on disposal of fixed assets	0	(0.2)	(0.1)
Changes in operating assets and liabilities
Trade accounts receivable	(13.4)	(9.8)	(58.0)
Trade accounts payable	(3.9)	4.8	(17.3)
Change in short-term related party receivables and liabilities	(39.1)	89.4	(133.4)
Other receivables and other assets	12.2	(13.0)	(5.0)
Tax payable	(6.1)	(10.4)	(40.3)
Other liabilities	(8.7)	(6.8)	166.0
Net cash provided by operating activities	199.1	425.2	254.2
Cash Flows from Investing Activities
Additions to newbuilding	(448.9)	(64.2)	(195.1)
Additions to rigs and equipment	(12.9)	(36.9)	(31.5)
Additions to other fixed assets	0	(1.4)	(0.9)
Proceeds from sale of other fixed assets	0	0.2	0.1
Loan to related party	0	0	(180.0)
Proceeds from settlement of related party loan	0	0	180.0
Change in restricted cash	14.3	(1.6)	(11.4)
Net cash used in investing activities	(447.5)	(103.9)	(238.8)
Cash Flows from Financing Activities
Repayments of debt	(430.5)	(246.7)	(166.7)
Proceeds from debt	1,215.0	250.6	0
Repayment of related party loan	(110.0)	(21.6)	0
Proceeds from related party loan	40.0	193.5	0
Proceeds from issuance of equity, net of issuance cost	114.1	0	147.3
Debt fees paid	(11.3)	0	0
Dividends paid	(171.1)	(205.4)	(197.7)
Net cash provided by/(used in) financing activities from continuing operations	271.2	(334.0)	(64.6)
Net cash provided/(used in) financing activities by discontinued operations	0	0	0
Net cash provided by/(used in) financing activities	271.2	(334.0)	(64.6)
Effect of exchange rate changes on cash and cash equivalents	9.3	(1.6)	0.2
Net (decrease)/increase in cash and cash equivalents	32.1	(14.3)	(49.0)
Cash and cash equivalents at beginning of the period	84.1	98.4	147.4
Cash and cash equivalents at the end of period	116.2	84.1	98.4
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	(96.8)	82.9	97.6
Taxes paid	(11.9)	9.0	66.0
Majority Shareholder
Cash Flows from Financing Activities
Repayment of related party loan	(517.0)	(659.4)	(530.0)
Proceeds from related party loan	$ 142.0	$ 355.0	$ 682.5